Schedule of reconciliation of liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	$ 1,973
Changes from financing activities:
Repayment of loan payable	(72)
Payment of lease obligations	(81)
Total changes from financing activities	(153)
Foreign exchange	(11)
Other changes:
Financing costs	37
Interest paid	(37)
Balance at March 31, 2026	1,809
Current	306	$ 299
Long-term	855	$ 934
Loan payable [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	1,233
Changes from financing activities:
Repayment of loan payable	(72)
Payment of lease obligations
Total changes from financing activities	(72)
Foreign exchange
Other changes:
Financing costs	23
Interest paid	(23)
Balance at March 31, 2026	1,161
Current	306
Long-term	855
Project financing [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	175
Changes from financing activities:
Repayment of loan payable
Payment of lease obligations
Total changes from financing activities
Foreign exchange	(3)
Other changes:
Financing costs
Interest paid
Balance at March 31, 2026	172
Current
Long-term	172
Lease obligations [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	565
Changes from financing activities:
Repayment of loan payable
Payment of lease obligations	(81)
Total changes from financing activities	(81)
Foreign exchange	(8)
Other changes:
Financing costs	14
Interest paid	(14)
Balance at March 31, 2026	476
Current	237
Long-term	$ 239